Information by Segment	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Information by Segment
33.	INFORMATION BY SEGMENT

33.1Basis of segmentation

The Group’s activities operate under a matrix management structure with dual and cross management responsibilities (based on business and geographical areas of responsibility), and its subsidiaries are engaged in either the Generation and Transmission Business or the Distribution Business.

The Group adopted a “bottom-up” approach to determine its reportable segments. The Generation and Transmission and the Distribution reportable segments have been defined based on IFRS 8.9 and on the criteria described in IFRS 8.12, taking into account the aggregation of the operating segments having similar economic drivers that are common in all countries.

Generation and Transmission Business: The Generation and Transmission Reportable Segment is comprised of a group of electricity companies that own electricity generating plants, whose energy is transmitted and distributed to end customers in four different countries.

The following four operating segments have been aggregated into one combined set of information for the Generation and Transmission Reportable Segment Segment:

Generation and Transmission Reportable Segment:

•	Generation and Transmission Business in Argentina
•	Generation and Transmission Business in Brazil
•	Generation and Transmission Business in Colombia
•	Generation and Transmission Business in Peru

The Generation and Transmission Business is conducted: in Argentina through Enel Trading Argentina (formerly Cemsa), Central Dock Sud, Enel Generación Costanera, and Enel Generación El Chocón; in Brazil through EGP Cachoeira Dourada, Enel CIEN, Enel Brasil, and Fortaleza; in Colombia through Emgesa; and in Peru through Enel Generación Perú and Enel Generación Piura.

Distribution Business: The Distribution Reportable Segment is comprised of a group of electricity companies operating under a public utility concession, with service obligations and regulated tariffs for supplying regulated customers in four different countries.

The following four operating segments have been aggregated into one combined set of information for the Distribution Reportable Segment:

Distribution Reportable Segment:

•	Distribution Business in Argentina
•	Distribution Business in Brazil
•	Distribution Business in Colombia
•	Distribution Business in Peru

The Distribution Business is conducted: in Argentina through Edesur; in Brazil through Enel Distribución Río S.A., Enel Distribución Ceará S.A. and CELG; in Colombia through Codensa; and in Peru through Enel Distribución Perú.

Each of the operating segments generates separate financial information, which is aggregated into one combined set of information for the Generation and Transmission Business, and another set of combined information for the Distribution Business at the reportable segment level. In addition, in order to assist the decision maker process, the Planning & Control Department at the parent company level prepares internal reports containing combined information at the reportable segment level about the main key performance indicators (KPIs), such as: EBITDA, Gross Margin, Total Capex, Total Opex, Net income, Total Energy Generation and Transmission, among others. The presentation of information under this business/country approach has been made taking into consideration that the KPIs are similar and comparable in all countries, in each of the following aspects:

(a)	the nature of the activities: Generation and Transmission on one hand, and Distribution on the other;
(b)

the nature of the production processes: the Generation and Transmission Business deals with the generation of electricity and its transmission to dispatch centers, while the Distribution Business does not generate electricity, but distributes electricity to end customers;

(c)

the type or class of customer for their products and services: the Generation and Transmission Business provides services mainly to unregulated customers, while the Distribution Business provides energy to regulated customers;

(d)	the methods used to distribute their products or provide their services: generators generally sell the energy through energy auctions, while distributors provide energy in their concession area; and
(e)	the nature of the regulatory environment (public utilities): the regulatory frameworks differs in the Generation and Transmission Business and Distribution Business

The Company’s chief operating decision maker (“CODM”) in conjunction with the country managers reviews on a monthly basis these internal reports and uses the KPI information to make decisions on the allocation of resources and the assessment of the performance of the operating segments for each reportable segment.

The information disclosed in the following tables is based on the financial information of the companies forming each segment. The accounting policies used to determine the segment information are the same as those used in the preparation of the Group’s finalized in the last quarter of 2016, consolidated financial statements. Based on this context and taking into consideration the corporate reorganization as discussed in Note 6.1, the assets and liabilities related to the Chilean operations are presented as held for distribution to owners, and in the case of income statement accounts, as discontinued operations.

The following tables present details of this information by reportable segment:

33.2Generation and transmission, distribution and others

Line of business	Generation and transmission			Distribution			Holdings, Eliminations and Others			Total
ASSETS	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$
CURRENT ASSETS	1,428,414	1,113,956	5,596,360	2,927,495	1,999,305	3,144,713	189,512	1,662,533	2,402,277	4,545,421	4,775,794	11,143,350
Cash and cash equivalents	598,586	589,898	222,817	576,614	556,639	245,661	297,563	1,542,919	1,200,390	1,472,763	2,689,456	1,668,868
Other current financial assets	74,249	26,377	16,147	26,175	52,266	48,118	9,928	57,613	31,858	110,352	136,256	96,123
Other current non-financial assets	38,310	26,617	37,872	153,932	114,574	101,493	3,274	2,244	4,249	195,516	143,435	143,614
Trade and other current receivables	493,110	322,203	396,437	1,957,233	1,205,881	1,129,727	15,562	10,774	6,070	2,465,905	1,538,858	1,532,234
Current accounts receivable from related parties	167,243	92,472	98,144	9,542	11,527	38,973	(169,382)	(58,379)	(132,094)	7,403	45,620	5,023
Inventories	51,928	48,267	47,406	193,708	50,077	86,157	453	854	291	246,089	99,198	133,854
Current tax assets	4,988	8,122	5,282	10,291	8,341	16,844	32,114	106,508	44,696	47,393	122,971	66,822

Non-current assets or disposal groups held for sale or held for distribution to owners	-	-	4,772,255	-	-	1,477,740	-	-	1,246,817	-	-	7,496,812

NON-CURRENT ASSETS	5,657,523	5,287,479	5,732,400	9,505,116	6,337,519	5,761,654	460,930	450,680	(882,934)	15,623,569	12,075,678	10,611,120
Other non-current financial assets	421,888	1,893	881	1,325,481	1,027,387	688,414	4,898	30	26	1,752,267	1,029,310	689,321
Other non-current non-financial assets	17,198	12,454	13,867	444,258	92,877	77,083	3,045	3,076	18,269	464,501	108,407	109,219
Trade and other non-current receivables	410,793	436,910	437,157	301,768	99,992	124,168	156	310	92	712,717	537,212	561,417
Non-current accounts receivable from related parties	2,641	-	-	255	360	501	(51)	-	-	2,845	360	501
Investments accounted for using the equity method	143,732	136,552	673,597	24	26	692,125	(141,009)	(134,808)	(1,322,126)	2,747	1,770	43,596
Intangible assets other than goodwill	47,866	54,368	47,406	3,624,793	1,748,195	1,314,470	9,820	7,595	20,065	3,682,479	1,810,158	1,381,941
Goodwill	7,443	19,029	141,800	129,200	131,374	108,008	576,532	564,355	375,684	713,175	714,758	625,492
Property, plants and equipment	4,574,513	4,559,524	4,361,364	3,511,532	3,128,104	2,683,800	6,422	5,528	525	8,092,467	7,693,156	7,045,689
Investment properties	-	-	-	-	-	-	-	-	-	-	-	-
Deferred tax assets	31,449	66,749	56,328	167,805	109,204	73,085	1,117	4,594	24,531	200,371	180,547	153,944

TOTAL ASSETS	7,085,937	6,401,435	11,328,760	12,432,611	8,336,824	8,906,367	650,442	2,113,213	1,519,343	20,168,990	16,851,472	21,754,470

Line of business	Generation and Transmission			Distribution			Holdings, Eliminations and Others			Total
LIABILITIES AND EQUITY	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$
CURRENT LIABILITIES	1,213,127	1,184,046	3,851,410	3,809,015	2,624,584	2,588,652	(87,807)	13,482	(95,885)	4,934,335	3,822,112	6,344,177
Other current financial liabilities	208,407	228,528	324,251	469,228	510,558	290,253	12,133	14,771	354,114	689,768	753,857	968,618
Trade and other current payables	705,123	589,539	482,585	2,717,887	1,757,230	1,460,325	130,909	125,845	102,860	3,553,919	2,472,614	2,045,770
Current accounts payable to related parties	76,532	144,216	147,246	380,820	169,231	101,571	(232,325)	(146,593)	(94,067)	225,027	166,854	154,750
Other current provisions	89,943	47,415	114,649	178,785	113,960	64,605	1,238	17,891	-	269,966	179,266	179,254
Current tax liabilities	129,088	168,807	128,305	43,312	32,534	34,030	238	126	38,476	172,638	201,467	200,811
Current provisions for employee benefits	-	-	-	-	-	-	-	-	-	-	-	-
Other current non-financial liabilities	4,034	5,541	2,749	18,983	41,071	50,646	-	1,442	1,841	23,017	48,054	55,236

Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	-	-	2,651,625	-	-	587,222	-	-	(499,109)	-	-	2,739,738

NON-CURRENT LIABILITIES	2,331,606	2,129,258	1,849,271	4,074,776	2,720,871	2,196,378	549,766	299,492	(167,699)	6,956,148	5,149,621	3,877,950
Other non-current financial liabilities	1,737,988	1,535,408	1,326,229	1,995,344	1,435,752	1,243,801	616,183	608,917	31,210	4,349,515	3,580,077	2,601,240
Trade and other non-current payables	166,614	169,811	137,103	882,795	332,139	250,687	10,929	10,059	11,478	1,060,338	512,009	399,268
Non-current accounts payable to related parties	43,963	19,778	15,047	54,016	314,577	221,329	(97,979)	(334,355)	(236,376)	-	-	-
Other long-term provisions	62,474	78,121	58,977	597,548	270,022	199,686	283	311	220	660,305	348,454	258,883
Deferred tax liabilities	258,472	263,998	255,242	179,957	53,887	49,201	16,882	11,674	22,110	455,311	329,559	326,553
Non-current provisions for employee benefits	36,427	36,429	30,343	349,671	302,038	229,700	2,833	2,886	3,659	388,931	341,353	263,702
Other non-current non-financial liabilities	25,668	25,713	26,330	15,445	12,456	1,974	635	-	-	41,748	38,169	28,304

EQUITY	3,541,204	3,088,131	5,628,079	4,548,820	2,991,369	4,121,337	188,483	1,800,239	1,782,927	8,278,507	7,879,739	11,532,343
Equity attributable to shareholders of Enel Américas	3,541,204	3,088,131	5,628,079	4,548,820	2,991,369	4,121,337	188,483	1,800,239	1,782,927	6,480,471	6,199,634	8,485,622
Issued capital	705,205	1,025,134	2,079,423	2,395,815	843,335	1,211,912	3,662,184	7,154,695	7,389,328	6,763,204	9,023,164	10,680,663
Retained earnings	1,190,570	870,193	3,321,225	(1,003,058)	196,145	1,992,102	3,396,319	2,957,581	496,211	3,583,831	4,023,919	5,809,538
Share premium	38,013	37,697	290,157	63,832	63,307	4,995	(101,845)	(101,004)	(295,152)	-	-	-
Treasury shares	-	-	-	-	-	-	-	(139,630)	-	-	(139,630)	-
Other equity interests	-	-	-	-	-	-	-	-	-	-	-	-
Other reserves	1,607,416	1,155,107	(62,726)	3,092,231	1,888,582	912,328	(6,768,175)	(8,071,403)	(5,807,460)	(3,866,564)	(6,707,819)	(8,004,579)

Non-controlling interests	-	-	-	-	-	-	-	-	-	1,798,036	1,680,105	3,046,721

Total Liabilities and Equity	7,085,937	6,401,435	11,328,760	12,432,611	8,336,824	8,906,367	650,442	2,113,213	1,519,343	20,168,990	16,851,472	21,754,470

The Holdings, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business	Generation			Distribution			Holdings, eliminations and others			Total
STATEMENTS OF PROIT (LOSS)	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$
REVENUE AND OTHER OPERATING INCOME	3,019,687	2,710,117	2,649,664	8,355,441	5,704,533	5,942,666	(834,801)	(728,517)	(494,944)	10,540,327	7,686,133	8,097,386
Revenues	2,926,508	2,587,360	2,548,109	7,496,702	5,191,964	5,072,714	(831,620)	(727,865)	(491,490)	9,591,590	7,051,459	7,129,333
Energy sales	2,635,813	2,349,739	2,269,756	6,766,217	4,708,800	4,615,816	(740,629)	(664,020)	(433,277)	8,661,401	6,394,519	6,452,295
Other sales	40,489	39,946	32,266	3,705	3,279	29,820	-	9,087	-	44,194	52,312	62,086
Other services rendered	250,206	197,675	246,087	726,780	479,885	427,078	(90,991)	(72,932)	(58,213)	885,995	604,628	614,952
Other operating income	93,179	122,757	101,555	858,739	512,569	869,952	(3,181)	(652)	(3,454)	948,737	634,674	968,053

RAW MATERIALS AND CONSUMABLES USED	(1,259,326)	(1,137,371)	(1,035,483)	(5,558,629)	(3,510,011)	(3,701,431)	832,843	735,613	495,034	(5,985,112)	(3,911,769)	(4,241,880)
Energy purchases	(651,208)	(456,008)	(359,008)	(4,081,867)	(2,691,685)	(2,980,927)	792,609	705,174	459,398	(3,940,466)	(2,442,519)	(2,880,537)
Fuel consumption	(229,308)	(362,156)	(394,242)	-	-	-	-	-	-	(229,308)	(362,156)	(394,242)
Transportation expenses	(256,279)	(205,494)	(190,332)	(427,099)	(228,321)	(224,639)	49,260	39,718	39,517	(634,118)	(394,097)	(375,454)
Other miscellaneous supplies and services	(122,531)	(113,713)	(91,901)	(1,049,663)	(590,005)	(495,865)	(9,026)	(9,279)	(3,881)	(1,181,220)	(712,997)	(591,647)

CONTRIBUTION MARGIN	1,760,361	1,572,746	1,614,181	2,796,812	2,194,522	2,241,235	(1,958)	7,096	90	4,555,215	3,774,364	3,855,506

Other work performed by the entity and capitalized	8,852	16,140	21,976	164,334	83,202	80,291	-	107	223	173,186	99,449	102,490
Employee benefits expense	(148,095)	(134,919)	(164,730)	(663,005)	(460,414)	(558,543)	(26,884)	(30,769)	(21,634)	(837,984)	(626,102)	(744,907)
Other expenses	(155,034)	(160,338)	(147,461)	(740,660)	(566,978)	(569,227)	(47,462)	(90,059)	(29,488)	(943,156)	(817,375)	(746,176)

GROSS OPERATING RESULT	1,466,084	1,293,629	1,323,966	1,557,481	1,250,332	1,193,756	(76,304)	(113,625)	(50,809)	2,947,261	2,430,336	2,466,913

Depreciation and amortization expense	(238,355)	(208,073)	(224,972)	(410,224)	(265,551)	(265,211)	465	386	589	(648,114)	(473,238)	(489,594)
Impairment (losses) reversals recognized in profit or loss	(11,234)	(34,171)	(7,372)	(68,158)	(116,328)	(53,320)	(356)	(6,579)	(116)	(79,748)	(157,078)	(60,808)

OPERATING INCOME	1,216,495	1,051,385	1,091,622	1,079,099	868,453	875,225	(76,195)	(119,818)	(50,336)	2,219,399	1,800,020	1,916,511

FINANCIAL RESULT	(94,751)	(148,574)	152,533	(507,181)	(387,234)	(149,502)	19,526	98,042	40,174	(582,406)	(438,798)	43,205
Financial income	79,906	66,787	134,460	187,234	156,186	271,009	26,703	53,484	44,761	293,843	276,457	450,230
Cash and cash equivalents	63,188	56,649	131,827	31,585	40,476	13,455	28,366	53,195	44,595	123,139	150,320	189,877
Other financial income	16,718	10,138	2,633	155,649	115,710	257,554	(1,663)	289	166	170,704	126,137	260,353
Financial costs	(204,080)	(249,348)	(167,276)	(686,078)	(548,544)	(420,723)	20,623	24,735	(14,896)	(869,535)	(773,157)	(588,742)
Bank borrowings	(13,912)	(24,236)	(23,444)	(83,583)	(58,090)	(31,228)	-	(2,427)	(4,776)	(97,495)	(84,753)	(59,448)
Secured and unsecured obligations	(108,597)	(139,650)	(123,479)	(81,263)	(99,776)	(138,418)	(25,976)	(45,416)	(11,901)	(215,836)	(284,842)	(273,798)
Other	(81,571)	(85,462)	(20,353)	(521,232)	(390,678)	(251,079)	46,599	72,578	15,936	(556,204)	(403,562)	(255,496)
Gains (losses) from indexed assets and liabilities	-	-	-	-	-	2	-	(1,032)	(14,155)	-	(1,032)	(14,153)
Foreign currency exchange differences	29,423	33,987	185,349	(8,337)	5,124	212	(27,800)	19,823	10,309	(6,714)	58,934	195,870
Positive	94,049	128,292	335,421	25,537	41,483	14,567	73,053	88,242	70,059	192,639	258,017	420,047
Negative	(64,626)	(94,305)	(150,072)	(33,874)	(36,359)	(14,355)	(100,853)	(68,419)	(59,750)	(199,353)	(199,083)	(224,177)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,705	1,788	4,091	-	1,443	1,202	1,605	(525)	(202)	3,310	2,706	5,091
Other gains (losses)	2,813	28,347	(603)	2,532	(16,215)	(9,426)	-	9	-	5,345	12,141	(10,029)
Gain (loss) from other investments	113	-	-	72	(13,704)	-	-	-	-	185	(13,704)	-
Gain (loss) from the sale of property, plants and equipment	2,700	28,347	(603)	2,460	(2,511)	(9,426)	-	9	-	5,160	25,845	(10,029)

Income before tax	1,126,262	932,946	1,247,643	574,450	466,447	717,499	(55,064)	(22,292)	(10,364)	1,645,648	1,376,069	1,954,778

Income tax	(359,599)	(368,682)	(512,601)	(130,254)	(190,768)	(206,732)	(29,281)	27,989	(80,507)	(519,134)	(531,461)	(799,840)

Net income from continuing operations	766,663	564,264	735,042	444,196	275,679	510,767	(84,345)	5,697	(90,871)	1,126,514	844,608	1,154,938
Income from discontinued operations	-	-		-	-		-	170,263	593,118	-	170,263	593,118
NET INCOME	766,663	564,264	735,042	444,196	275,679	510,767	(84,345)	175,960	502,247	1,126,514	1,014,871	1,748,056

Net income attributable to:	766,663	564,264	735,042	444,196	275,679	510,767	(84,345)	175,960	502,247	1,126,514	1,014,871	1,748,056
Shareholders of Enel Américas	-	-	-	-	-	-	-	-	-	709,043	566,497	1,010,504
Non-controlling interests	-	-	-	-	-	-	-	-	-	417,471	448,374	737,552

Line of Business	Generation			Distribution			Holdings, eliminations and others			Total
STATEMENT OF CASH FLOWS	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$

Net cash flows from (used in) operating activities	1,095,110	1,303,328	1,678,214	784,223	1,372,654	1,444,309	(9,284)	(143,796)	(184,644)	1,870,049	2,532,186	2,937,879
Net cash flows from (used in) investing activities	(886,371)	(197,018)	(833,468)	(1,122,436)	(800,639)	(1,202,689)	(470,334)	262,699	179,909	(2,479,141)	(734,958)	(1,856,248)
Net cash flows from (used in) financing activities	(329,243)	(798,301)	(1,218,301)	361,865	(296,701)	(344,038)	(621,142)	1,151	(57,032)	(588,520)	(1,093,851)	(1,619,371)

The Holdings, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

33.3Segment information by country

Country	Chile ( Holdings y Others)			Argentina			Brazil			Colombia			Peru			Holdings, eliminations and others			Total
ASSETS	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$
CURRENT ASSETS	265,002	1,692,473	10,147,225	711,201	604,101	471,846	2,519,659	1,377,785	1,113,706	725,442	697,376	524,452	458,183	538,692	346,770	(134,066)	(134,633)	(1,460,649)	4,545,421	4,775,794	11,143,350
Cash and cash equivalents	184,157	1,458,198	1,185,755	242,072	218,180	65,029	470,361	297,395	128,428	354,110	412,057	220,975	222,063	303,626	68,681	-	-	-	1,472,763	2,689,456	1,668,868
Other current financial assets	127	32,660	23,039	412	1,502	977	64,924	97,693	67,830	44,889	4,395	4,277	-	6	-	-	-	-	110,352	136,256	96,123
Other current non-financial assets	577	233	57	17,260	7,197	3,892	154,367	113,027	113,028	7,750	7,247	13,693	15,562	15,731	12,944	-	-	-	195,516	143,435	143,614
Trade and other current receivables	3,592	2,313	1,028	401,460	321,816	304,932	1,616,673	805,492	755,781	268,651	231,556	252,485	175,124	177,552	216,901	405	129	1,107	2,465,905	1,538,858	1,532,234
Current accounts receivable from related parties	68,433	111,030	101,534	28,732	34,972	34,112	43,040	31,509	27,572	1,612	533	2,905	57	2,338	1,820	(134,471)	(134,762)	(162,920)	7,403	45,620	5,023
Inventories	-	-	-	20,813	16,278	56,532	134,991	2,530	1,268	48,424	41,588	30,109	41,861	38,802	45,945	-	-	-	246,089	99,198	133,854
Current tax assets	8,116	88,039	40,164	452	4,156	6,372	35,303	30,139	19,799	6	-	8	3,516	637	479	-	-	-	47,393	122,971	66,822

Non-current assets or disposal groups held-for-sale or held for distribution to owners	-	-	8,795,648	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(1,298,836)	-	-	7,496,812

NON-CURRENT ASSETS	7,410,770	6,099,917	6,223,607	1,516,003	1,398,526	1,392,811	6,861,342	3,737,451	2,853,766	4,372,366	4,212,950	3,739,444	3,908,055	2,378,445	2,290,620	(8,444,967)	(5,751,611)	(5,889,128)	15,623,569	12,075,678	10,611,120
Other non-current financial assets	-	-	-	27	502	31	1,751,137	1,026,901	688,404	1,103	1,907	867	-	-	19	-	-	-	1,752,267	1,029,310	689,321
Other non-current non-financial assets	2,403	2,403	13,813	4,429	3,115	5,530	448,886	96,619	85,484	7,158	6,192	4,761	-	-	-	1,625	78	(369)	464,501	108,407	109,219
Trade and other non-current receivables	124	239	-	401,725	414,748	432,757	273,768	88,549	114,837	37,100	33,676	13,823	-	-	-	-	-	-	712,717	537,212	561,417
Non-current accounts receivable from related parties	375,000	51,773	-	255	1,930	501	57,512	53,148	49,122	-	-	-	-	-	-	(429,922)	(106,491)	(49,122)	2,845	360	501
Investments accounted for using the equity method	7,033,243	6,040,965	6,185,157	35,641	39,106	46,861	-	-	-	10	8	41,537	1,527,055	131,244	110,219	(8,593,202)	(6,209,553)	(6,340,178)	2,747	1,770	43,596
Intangible assets other than goodwill	-	-	-	17,628	7,771	2,677	3,546,462	1,693,544	1,281,993	77,886	72,952	51,549	40,503	35,891	45,722	-	-	-	3,682,479	1,810,158	1,381,941
Goodwill	-	-	-	1,022	1,228	1,508	129,200	131,374	108,008	6,421	6,367	6,035	-	11,434	9,400	576,532	564,355	500,541	713,175	714,758	625,492
Property, plant and equipment	-	-	-	1,004,634	930,126	902,073	504,650	508,256	433,465	4,242,686	4,054,898	3,584,891	2,340,497	2,199,876	2,125,260	-	-	-	8,092,467	7,693,156	7,045,689
Investment properties	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Deferred tax assets	-	4,537	24,637	50,642	-	873	149,727	139,060	92,453	2	36,950	35,981	-	-	-	-	-	-	200,371	180,547	153,944

TOTAL ASSETS	7,675,772	7,792,390	16,370,832	2,227,204	2,002,627	1,864,657	9,381,001	5,115,236	3,967,472	5,097,808	4,910,326	4,263,896	4,366,238	2,917,137	2,637,390	(8,579,033)	(5,886,244)	(7,349,777)	20,168,990	16,851,472	21,754,470

Country	Chile ( Holdings y Others)			Argentina			Brazil			Colombia			Peru			Holdings, eliminations and others			Total
LIABILITIES AND EQUITY	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$
CURRENT LIABILITIES	85,879	875,138	3,118,604	1,211,390	1,018,184	916,598	2,157,536	1,235,136	914,267	942,967	968,178	829,954	487,036	516,645	441,907	49,527	(791,169)	122,847	4,934,335	3,822,112	6,344,177
Other current financial liabilities	11,791	14,771	354,833	2,938	4,816	43,488	305,468	309,902	192,101	267,116	305,209	240,231	102,455	119,159	137,965	-	-	-	689,768	753,857	968,618
Trade and other current payables	35,418	61,530	43,131	956,435	812,547	738,940	1,715,279	771,269	617,628	506,528	485,281	364,538	265,913	298,688	210,540	74,346	43,299	70,993	3,553,919	2,472,614	2,045,770
Current accounts payable to related parties	37,377	780,818	53,141	50,329	37,597	33,333	90,778	97,910	71,570	50,746	60,879	43,481	20,616	24,117	12,092	(24,819)	(834,467)	(58,867)	225,027	166,854	154,750
Other current provisions	1,239	17,893	5	150,497	99,436	42,482	10,594	1,802	3,019	33,779	36,940	109,495	73,857	23,195	24,253	-	-	-	269,966	179,266	179,254
Current tax liabilities	54	126	38,477	51,191	63,788	58,355	32,399	48,513	28,106	84,650	79,474	70,395	4,344	9,566	5,478	-	-	-	172,638	201,467	200,811
Current provisions for employee benefits	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other current non-financial liabilities	-	-	-	-	-	-	3,018	5,740	1,843	148	395	1,814	19,851	41,919	51,579	-	-	-	23,017	48,054	55,236

Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	-	-	2,629,017	-	-	-	-	-	-	-	-	-	-	-	—	-	-	110,721	-	-	2,739,738

NON-CURRENT LIABILITIES	618,499	611,803	35,572	610,568	631,950	554,717	3,399,497	1,208,747	1,021,755	1,971,990	1,928,403	1,567,434	812,356	853,839	781,875	(456,762)	(85,121)	(83,403)	6,956,148	5,149,621	3,877,950
Other non-current financial liabilities	607,512	608,917	31,210	48,913	47,945	54,406	1,442,737	667,737	597,824	1,750,429	1,711,301	1,425,527	499,924	544,177	492,273	-	-	-	4,349,515	3,580,077	2,601,240
Trade and other non-current payables	15	-	-	419,106	435,181	350,987	630,011	66,529	36,281	-	-	-	11,206	10,091	12,000	-	208	-	1,060,338	512,009	399,268
Non-current accounts payable to related parties	-	-	-	53,642	54,643	50,173	403,120	30,686	33,230	-	-	-	-	-	-	(456,762)	(85,329)	(83,403)	-	-	-
Other long-term provisions	-	-	-	21,826	17,795	14,848	565,565	249,667	186,178	64,904	74,228	51,452	8,010	6,764	6,405	-	-	-	660,305	348,454	258,883
Deferred tax liabilities	8,140	-	-	37,724	55,453	65,280	130,381	13,010	22,110	18,010	-	-	261,056	261,096	239,163	-	-	-	455,311	329,559	326,553
Non-current provisions for employee benefits	2,832	2,886	4,362	26,960	20,119	19,023	227,048	181,118	146,132	127,565	133,162	90,455	4,526	4,068	3,730	-	-	-	388,931	341,353	263,702
Other non-current non-financial liabilities	-	-	-	2,397	814	—	635	-	-	11,082	9,712	-	27,634	27,643	28,304	-	-	-	41,748	38,169	28,304

EQUITY	6,971,394	6,305,449	13,216,656	405,246	352,493	393,342	3,823,968	2,671,353	2,031,450	2,182,851	2,013,745	1,866,508	3,066,846	1,546,652	1,413,607	(8,171,798)	(5,009,953)	(7,389,221)	8,278,507	7,879,739	11,532,343
Equity attributable to shareholders of Enel Américas	6,971,394	6,305,449	13,216,656	405,246	352,493	393,342	3,823,968	2,671,353	2,031,450	2,182,851	2,013,745	1,866,508	3,066,846	1,546,654	1,413,608	(8,171,798)	(5,009,955)	(7,389,221)	6,480,471	6,199,634	8,485,622
Issued capital	6,763,204	9,419,457	14,160,864	234,050	236,232	222,004	2,048,181	429,110	305,089	224,006	222,163	210,448	1,657,365	762,163	682,138	(4,163,602)	(2,045,961)	(4,899,880)	6,763,204	9,023,164	10,680,663
Retained earnings	3,449,803	3,324,995	6,546,141	274,033	243,887	34,542	414,775	301,696	203,163	484,805	352,979	454,417	148,516	53,825	93,861	(1,188,101)	(253,463)	(1,522,586)	3,583,831	4,023,919	5,809,538
Share premium	-	-	290,885	-	-	-	902,102	917,280	754,134	101,771	100,933	4,198	1,874	72	70	(1,005,747)	(1,018,285)	(1,049,287)	-	-	-
Treasury shares	-	(139,630)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(139,630)	-
Other equity interests	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other reservers	(3,241,613)	(6,299,373)	(7,781,234)	(102,837)	(127,626)	136,796	458,910	1,023,267	769,064	1,372,269	1,337,670	1,197,445	1,259,091	730,594	637,539	(1,814,348)	(1,692,246)	82,532	(3,866,564)	(6,707,819)	(8,004,579)

Non-controlling interests	-			-			-			-			-			-			1,798,036	1,680,105	3,046,721

Total Liabilities and Equity	7,675,772	7,792,390	16,370,832	2,227,204	2,002,627	1,864,657	9,381,001	5,115,236	3,967,472	5,097,808	4,910,326	4,263,896	4,366,238	2,917,137	2,637,390	(8,579,033)	(5,886,244)	(7,349,777)	20,168,990	16,851,472	21,754,470

The Holdings, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Country	Chile ( Holdings y Others)			Argentina			Brazil			Colombia			Peru			Holdings, eliminations and others			Total
STATEMENTS OF PROIT (LOSS)	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$
REVENUE AND OTHER OPERATING INCOME	4	11,232	6,639	1,573,980	1,287,076	1,248,440	5,171,570	2,780,106	3,075,186	2,389,444	2,267,728	2,395,088	1,405,329	1,339,991	1,378,712	-	-	(6,679)	10,540,327	7,686,133	8,097,386
Revenues	-	9,527	6,633	1,535,929	1,156,870	665,622	4,324,705	2,299,916	2,722,834	2,371,065	2,250,482	2,369,888	1,359,891	1,334,664	1,371,009	-	-	(6,653)	9,591,590	7,051,459	7,129,333
Energy sales	-	-	-	1,480,123	1,095,307	579,023	3,879,790	2,076,814	2,484,988	2,133,884	2,044,231	2,162,523	1,167,604	1,178,167	1,225,761	-	-	-	8,661,401	6,394,519	6,452,295
Other sales	-	9,087	-	194	206	703	1,855	2,107	24,550	20,466	14,839	11,468	21,679	26,073	25,365	-	-	-	44,194	52,312	62,086
Other services rendered	-	440	6,633	55,612	61,357	85,896	443,060	220,995	213,296	216,715	191,412	195,897	170,608	130,424	119,883	-	-	(6,653)	885,995	604,628	614,952
Other operating income	4	1,705	6	38,051	130,206	582,818	846,865	480,190	352,352	18,379	17,246	25,200	45,438	5,327	7,703	-	-	(26)	948,737	634,674	968,053

RAW MATERIALS AND CONSUMABLES USED	-	(4,191)	-	(765,851)	(536,670)	(317,258)	(3,540,939)	(1,671,949)	(2,116,847)	(955,902)	(970,510)	(1,110,727)	(722,420)	(728,449)	(697,048)	-	-	-	(5,985,112)	(3,911,769)	(4,241,880)
Energy purchases	-	-	-	(619,314)	(396,487)	(239,910)	(2,359,632)	(1,034,768)	(1,515,672)	(529,504)	(570,987)	(714,737)	(434,666)	(443,189)	(414,958)	2,650	2,912	4,740	(3,940,466)	(2,442,519)	(2,880,537)
Fuel consumption	-	-	-	(4,074)	(72,647)	(60,313)	(70,470)	(73,718)	(94,128)	(30,789)	(69,912)	(96,207)	(123,975)	(145,879)	(143,594)	-	-	-	(229,308)	(362,156)	(394,242)
Transportation expenses	-	-	-	(15,926)	(4,889)	(2,450)	(279,332)	(112,922)	(114,328)	(244,492)	(201,149)	(187,579)	(91,718)	(72,225)	(66,357)	(2,650)	(2,912)	(4,740)	(634,118)	(394,097)	(375,454)
Other miscellaneous supplies and services	-	(4,191)	-	(126,537)	(62,647)	(14,585)	(831,505)	(450,541)	(392,719)	(151,117)	(128,462)	(112,204)	(72,061)	(67,156)	(72,139)	-	-	-	(1,181,220)	(712,997)	(591,647)

CONTRIBUTION MARGIN	4	7,041	6,639	808,129	750,406	931,182	1,630,631	1,108,157	958,339	1,433,542	1,297,218	1,284,361	682,909	611,542	681,664	-	-	(6,679)	4,555,215	3,774,364	3,855,506

Other work performed by the entity and capitalized	-	-	-	75,737	53,810	59,036	69,089	25,607	15,526	19,386	13,097	14,958	8,974	6,935	7,423	-	-	5,547	173,186	99,449	102,490
Employee benefits expense	(8,070)	(14,931)	(9,466)	(370,729)	(330,358)	(432,195)	(306,267)	(141,745)	(152,209)	(89,244)	(76,304)	(87,953)	(63,674)	(62,764)	(63,084)	-	-	-	(837,984)	(626,102)	(744,907)
Other expenses	(21,316)	(50,535)	(13,106)	(185,752)	(166,111)	(244,495)	(486,694)	(347,940)	(269,813)	(160,646)	(134,369)	(131,121)	(88,768)	(118,420)	(88,774)	20	-	1,133	(943,156)	(817,375)	(746,176)

GROSS OPERATING RESULT	(29,382)	(58,425)	(15,933)	327,385	307,747	313,528	906,759	644,079	551,843	1,203,038	1,099,642	1,080,245	539,441	437,293	537,229	20	-	1	2,947,261	2,430,336	2,466,913

Depreciation and amortization expense	-	(213)	-	(78,353)	(61,939)	(73,566)	(270,611)	(148,606)	(142,930)	(177,419)	(149,469)	(150,608)	(121,731)	(113,011)	(122,490)	-	-	-	(648,114)	(473,238)	(489,594)
Impairment (losses) reversals recognized in profit or loss	-	(1,580)	-	15,605	(13,688)	(3,496)	(76,255)	(104,225)	(47,395)	(2,962)	(35,530)	(290)	(16,136)	(2,055)	(9,627)		-	-	(79,748)	(157,078)	(60,808)

OPERATING INCOME	(29,382)	(60,218)	(15,933)	264,637	232,120	236,466	559,893	391,248	361,518	1,022,657	914,643	929,347	401,574	322,227	405,112	20	-	1	2,219,399	1,800,020	1,916,511

FINANCIAL RESULT	(3,438)	28,745	(2,465)	(145,441)	(153,569)	199,500	(225,126)	(82,448)	1,082	(174,979)	(197,153)	(102,868)	(33,422)	(34,373)	(52,044)	-	-	-	(582,406)	(438,798)	43,205
Financial income	29,595	50,037	35,260	87,760	62,337	215,472	179,316	140,421	181,373	19,371	23,942	15,331	9,138	6,816	6,577	(31,337)	(7,096)	(3,783)	293,843	276,457	450,230
Cash and cash equivalents	8,207	44,463	35,220	61,757	51,545	117,463	32,537	31,030	24,409	13,297	20,015	9,767	7,341	3,267	3,018	-	-	-	123,139	150,320	189,877
Other financial income	21,388	5,574	40	26,003	10,792	98,009	146,779	109,391	156,964	6,074	3,927	5,564	1,797	3,549	3,559	(31,337)	(7,096)	(3,783)	170,704	126,137	260,353
Financial costs	(38,662)	(37,471)	(36,163)	(265,443)	(248,774)	(170,180)	(361,158)	(232,179)	(217,643)	(193,550)	(221,529)	(120,430)	(42,059)	(40,086)	(48,109)	31,337	6,882	3,783	(869,535)	(773,157)	(588,742)
Bank borrowings	-	(1)	(1)	(136)	(2,196)	(9,822)	(65,154)	(49,349)	(27,121)	(25,090)	(24,726)	(13,130)	(7,115)	(8,481)	(9,374)	-	-	-	(97,495)	(84,753)	(59,448)
Secured and unsecured obligations	(25,977)	(23,567)	(21,453)	-	-	-	(35,259)	(58,201)	(75,560)	(138,469)	(176,995)	(149,924)	(16,131)	(26,079)	(26,861)	-	-	-	(215,836)	(284,842)	(273,798)
Other	(12,685)	(13,903)	(14,709)	(265,307)	(246,578)	(160,358)	(260,745)	(124,629)	(114,962)	(29,991)	(19,808)	42,624	(18,813)	(5,526)	(11,874)	31,337	6,882	3,783	(556,204)	(403,562)	(255,496)
Gains (losses) from indexed assets and liabilities	-	(1,032)	(14,153)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(1,032)	(14,153)
Foreign currency exchange differences	5,629	17,211	12,591	32,242	32,868	154,208	(43,284)	9,310	37,352	(800)	434	2,231	(501)	(1,103)	(10,512)	-	214	-	(6,714)	58,934	195,870
Positive	81,484	79,742	93,269	72,910	81,643	295,711	64,474	70,012	78,993	4,435	6,220	5,245	17,331	37,217	5,248	(47,995)	(16,817)	(58,419)	192,639	258,017	420,047
Negative	(75,855)	(62,531)	(80,678)	(40,668)	(48,775)	(141,503)	(107,758)	(60,702)	(41,641)	(5,235)	(5,786)	(3,014)	(17,832)	(38,320)	(15,760)	47,995	17,031	58,419	(199,353)	(199,083)	(224,177)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,605	(525)	(203)	1,705	1,788	4,144	-	-	-	-	1,443	1,150	-	-	-	-	-		3,310	2,706	5,091
Other gains (losses)	-	10	-	230	(43)	(482)	954	(1,232)	(10,323)	474	(15,002)	(365)	3,687	28,408	1,140	-	-	-	5,345	12,141	(10,030)
Gain (loss) from other investments	-	-	-	168	56	-	-	-	-	-	(13,760)	-	17	-	-	-	-	-	185	(13,704)	-
Gain (loss) from the sale of property, plants and equipment	-	10	-	62	(99)	(482)	954	(1,232)	(10,323)	474	(1,242)	(365)	3,670	28,408	1,140	-	-	-	5,160	25,845	(10,030)

Income before tax	(31,215)	(31,988)	(18,601)	121,131	80,296	439,628	335,721	307,568	352,277	848,152	703,931	827,264	371,839	316,262	354,208	20	-	-	1,645,648	1,376,069	1,954,777

Income tax	(28,109)	17,832	(143,204)	27,183	(44,673)	(121,281)	(66,666)	(69,565)	(112,647)	(336,689)	(292,755)	(314,401)	(114,853)	(142,300)	(108,307)	-	-	-	(519,134)	(531,461)	(799,840)

Net income from continuing operations	(59,324)	(14,156)	(161,805)	148,314	35,623	318,347	269,055	238,004	239,630	511,463	411,176	512,863	256,986	173,962	245,901	20	-	-	1,126,514	844,608	1,154,937
Income from discontinued operations	-	170,263	593,118	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	170,263	593,118
NET INCOME	(59,324)	156,107	431,313	148,314	35,623	318,347	269,055	238,004	239,630	511,463	411,176	512,863	256,986	173,962	245,901	20	-	-	1,126,514	1,014,871	1,748,055

Net income attributable to:	(59,324)	156,107	431,313	148,314	35,623	318,347	269,055	238,004	239,630	511,463	411,176	512,863	256,986	173,962	245,901	20	-	-	1,126,514	1,014,871	1,748,055
Shareholders of Enel Américas	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	709,043	566,497	1,010,504
Non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	417,471	448,374	737,552

Line of Business	Chile ( Holdings y Others)			Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$

Net cash flows from (used in) operating activities	23,174	115,344	840,010	209,757	328,608	534,265	371,425	765,662	406,647	898,396	874,110	748,196	334,592	446,371	422,962	32,705	2,091	(14,201)	1,870,049	2,532,186	2,937,879
Net cash flows from (used in) investing activities	(982,614)	487,375	61,524	(122,760)	(157,218)	(439,031)	(1,809,287)	(404,148)	(407,048)	(390,586)	(318,358)	(415,371)	(1,085,017)	(78,024)	(239,751)	1,911,123	(264,585)	(416,571)	(2,479,141)	(734,958)	(1,856,248)
Net cash flows from (used in) financing activities	(319,794)	(628,712)	(922,212)	(17,354)	12,592	(43,321)	1,608,280	(233,539)	(119,763)	(575,395)	(372,210)	(649,864)	659,599	(134,402)	(314,866)	(1,943,856)	262,420	430,655	(588,520)	(1,093,851)	(1,619,371)

The Holdings, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

33.4Generation and Transmission, and Distribution by Country

a)	Generation and transmission

Line of business	Generation and Transmission
Country	Chile			Argentina			Brazil			Colombia			Peru			Holdings, eliminations and others			Total
ASSETS	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$
CURRENT ASSETS	-	-	7,344,864	316,209	227,115	202,477	437,446	261,607	154,309	327,200	289,711	243,548	412,379	393,618	243,308	(64,820)	(58,095)	(2,592,146)	1,428,414	1,113,956	5,596,360
Cash and cash equivalents	-	-	19,328	140,455	63,552	30,295	136,694	83,978	31,311	179,828	206,192	94,260	141,609	236,176	47,623	-	-	-	598,586	589,898	222,817
Other current financial assets	-	-	3,730	-	-	-	45,592	22,053	8,201	28,657	4,318	4,216	-	6	-	-	-	-	74,249	26,377	16,147
Other current non-financial assets	-	-	-	9,828	2,161	2,054	13,298	10,437	16,034	4,262	3,201	11,000	10,922	10,818	8,784	-	-	-	38,310	26,617	37,872
Trade and other current receivables	-	-	22	132,918	118,746	129,379	167,176	77,187	39,170	96,775	61,277	112,904	96,881	65,034	114,667	(640)	(41)	295	493,110	322,203	396,437
Current accounts receivable from related parties	-	-	40,108	29,225	35,124	34,061	72,251	63,554	57,287	668	108	10,278	129,279	51,740	39,430	(64,180)	(58,054)	(83,020)	167,243	92,472	98,144
Inventories	-	-	-	3,331	3,376	3,812	474	482	27	17,004	14,615	10,882	31,119	29,794	32,685	-	-	-	51,928	48,267	47,406
Current tax assets	-	-	-	452	4,156	2,876	1,961	3,916	2,279	6	-	8	2,569	50	119	-	-	-	4,988	8,122	5,282

Non-current assets or disposal groups held for sale or held for distribution to owners	-	-	7,281,676	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(2,509,421)	-	-	4,772,255

NON-CURRENT ASSETS	-	-	47	656,379	697,229	724,521	1,024,938	627,706	531,396	2,703,618	2,719,145	2,545,665	1,305,808	1,278,233	1,272,007	(33,220)	(34,834)	658,764	5,657,523	5,287,479	5,732,400
Other non-current financial assets	-	-	-	-	-	-	420,794	-	-	1,094	1,893	863	-	-	18	-	-	-	421,888	1,893	881
Other non-current non-financial assets	-	-	-	4,117	2,740	5,070	8,973	7,510	7,265	2,483	2,125	1,532	-	-	-	1,625	79	-	17,198	12,454	13,867
Trade and other non-current receivables	-	-	-	391,831	412,885	424,015	13,045	13,633	10,407	5,917	10,392	2,735	-	-	-	-	-	-	410,793	436,910	437,157
Non-current accounts receivable from related parties	-	-	-	-	1,570	-	37,486	33,343	34,390	-	-	-	-	-	-	(34,845)	(34,913)	(34,390)	2,641	-	-
Investments accounted for using the equity method	-	-	-	6,426	3,986	2,934	54,794	55,716	45,807	-	-	-	82,512	76,850	56,560	-	-	568,296	143,732	136,552	673,597
Intangible assets other than goodwill	-	-	-	26	41	63	5,665	4,768	3,334	24,900	33,432	28,417	17,275	16,127	15,592	-	-	-	47,866	54,368	47,406
Goodwill	-	-	-	1,022	1,227	1,508	-	-	-	6,421	6,368	6,034	-	11,434	9,400	-	-	124,858	7,443	19,029	141,800
Property, plant and equipment	-	-	-	252,934	274,780	290,058	452,757	478,268	400,387	2,662,801	2,632,654	2,480,482	1,206,021	1,173,822	1,190,437	-	-	-	4,574,513	4,559,524	4,361,364
Investment properties	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Deferred tax assets	-	-	47	23	-	873	31,424	34,468	29,806	2	32,281	25,602	-	-	-	-	-	-	31,449	66,749	56,328

TOTAL ASSETS	-	-	7,344,911	972,588	924,344	926,998	1,462,384	889,313	685,705	3,030,818	3,008,856	2,789,213	1,718,187	1,671,851	1,515,315	(98,040)	(92,929)	(1,933,382)	7,085,937	6,401,435	11,328,760

Line of business	Generation and Transmission
Country	Chile			Argentina			Brazil			Colombia			Peru			Holdings, eliminations and others			Total
LIABILITIES AND EQUITY	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$
CURRENT LIABILITIES	-	-	2,574,817	293,504	276,767	308,918	308,086	241,874	178,472	399,795	422,986	492,450	247,092	269,797	210,586	(35,350)	(27,378)	86,167	1,213,127	1,184,046	3,851,410
Other current financial liabilities	-	-	588	2,938	4,816	42,746	5,336	2,721	2,419	154,957	154,243	190,953	45,176	66,748	87,545	-	-	-	208,407	228,528	324,251
Trade and other current payables	-	-	224	201,191	161,529	171,789	248,669	111,838	66,548	129,807	154,366	125,867	125,326	161,838	94,434	130	(32)	23,723	705,123	589,539	482,585
Current accounts payable to related parties	-	-	2	48,483	36,651	32,164	18,663	74,505	81,399	30,053	38,444	32,285	14,813	21,962	16,574	(35,480)	(27,346)	(15,178)	76,532	144,216	147,246
Other current provisions		-	-	-	11,060	3,864	-	-	-	30,940	27,915	101,920	59,003	8,440	8,865	-	-	-	89,943	47,415	114,649
Current tax liabilities		-	-	40,892	62,711	58,355	32,399	48,513	28,106	54,038	48,018	40,221	1,759	9,565	1,623	-	-	-	129,088	168,807	128,305
Current provisions for employee benefits		-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other current non-financial liabilities		-	-	-	-	-	3,019	4,297	-	-	-	1,204	1,015	1,244	1,545	-	-	-	4,034	5,541	2,749

Liabilities associated with assets or disposal groups held for sale or distribution to owners	-	-	2,574,003	-	-	-	-	-	-	-	-	-	-	-	-	-	-	77,622	-	-	2,651,625

NON-CURRENT LIABILITIES	-	-	281	312,456	332,784	308,340	385,093	42,108	48,131	1,335,486	1,418,041	1,170,424	361,261	401,876	390,451	(62,690)	(65,551)	(68,356)	2,331,606	2,129,258	1,849,271
Other non-current financial liabilities	-	-	-	48,913	47,945	54,406	324,117	4,082	4,243	1,247,200	1,323,350	1,100,457	117,758	160,031	167,123	-	-	-	1,737,988	1,535,408	1,326,229
Trade and other non-current payables	-	-	-	165,993	169,187	133,003	621	624	4,100	-	-	-	-	-	0	-	-	-	166,614	169,811	137,103
Non-current accounts payable to related parties	-	-	-	53,642	54,643	50,173	53,011	30,686	33,230	-	-	-	-	-	0	(62,690)	(65,551)	(68,356)	43,963	19,778	15,047
Other long-term provisions	-	-	-	-	-	-	6,817	6,716	6,558	48,136	65,102	46,456	7,521	6,303	5,963	-	-	-	62,474	78,121	58,977
Deferred tax liabilities	-	-	-	37,724	55,453	65,279	527	-	-	11,428	-	-	208,793	208,545	189,963	-	-	-	258,472	263,998	255,242
Non-current provisions for employee benefits	-	-	281	6,184	5,556	5,479	-	-	-	28,722	29,589	23,511	1,521	1,284	1,072	-	-	-	36,427	36,429	30,343
Other non-current non-financial liabilities	-	-	-	-	-	-	-	-	-	-	-	-	25,668	25,713	26,330	-	-	-	25,668	25,713	26,330

EQUITY	-	-	4,769,813	366,628	314,793	309,740	769,205	605,331	459,102	1,295,537	1,167,829	1,126,339	1,109,834	1,000,178	914,278	-	-	(1,951,193)	3,541,204	3,088,131	5,628,079
Equity attributable to shareholders of Enel Américas	-	-	4,769,813	366,628	314,793	309,740	769,205	605,331	459,102	1,295,537	1,167,829	1,126,339	1,109,834	1,000,178	914,278	-	-	(1,951,193)	3,541,204	3,088,131	5,628,079
Issued capital	-	-	2,874,877	162,708	150,473	116,686	322,118	154,444	126,975	219,488	217,682	206,288	891	502,535	455,147	-	-	(1,700,550)	705,205	1,025,134	2,079,423
Retained earnings	-	-	2,431,339	315,019	301,881	69,257	322,261	296,140	188,942	323,370	218,813	306,914	229,920	53,359	68,920	-	-	255,853	1,190,570	870,193	3,321,225
Share premium	-	-	290,088	-	-	-	-	-	-	37,939	37,627	-	74	70	69	-	-	-	38,013	37,697	290,157
Treasury shares	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other equity interests	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other reserves	-	-	(826,491)	(111,099)	(137,561)	123,797	124,826	154,747	143,185	714,740	693,707	613,137	878,949	444,214	390,142	-	-	(506,496)	1,607,416	1,155,107	(62,726)

Non-controlling interests	-	-	-	-	-	-	-			-			-	-	-	-	-	-	-	-	-

TOTAL LIABILITIES AND EQUITY	-	-	7,344,911	972,588	924,344	926,998	1,462,384	889,313	685,705	3,030,818	3,008,856	2,789,213	1,718,187	1,671,851	1,515,315	(98,040)	(92,929)	(1,933,382)	7,085,937	6,401,435	11,328,760

The Holdings, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business	Generation and Transmission
Country	Chile ( Holdings y Others)			Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENTS OF PROIT (LOSS)	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$
REVENUE AND OTHER OPERATING INCOME	-	-	-	299,771	307,022	324,016	829,715	572,463	467,123	1,159,788	1,151,866	1,189,486	730,413	678,766	668,825	-	-	214	3,019,687	2,710,117	2,649,664
Revenues	-	-	-	288,760	217,309	240,334	796,792	550,034	467,123	1,151,492	1,142,581	1,175,582	689,464	677,436	664,838	-	-	232	2,926,508	2,587,360	2,548,109
Energy sales	-	-	-	288,568	217,294	180,331	709,105	473,330	382,765	1,132,015	1,127,716	1,164,303	506,125	531,399	542,357	-	-	-	2,635,813	2,349,739	2,269,756
Other sales	-	-	-	-	-	-	-	-	-	19,300	14,677	11,136	21,189	25,269	21,130	-	-	-	40,489	39,946	32,266
Other services rendered	-	-	-	192	15	60,003	87,687	76,704	84,358	177	188	143	162,150	120,768	101,351	-	-	232	250,206	197,675	246,087
Other operating income	-	-	-	11,011	89,713	83,682	32,923	22,429	-	8,296	9,285	13,904	40,949	1,330	3,987	-	-	(18)	93,179	122,757	101,555

RAW MATERIALS AND CONSUMABLES USED	-	-	-	(25,389)	(88,050)	(76,878)	(490,159)	(268,643)	(200,747)	(396,302)	(433,625)	(491,310)	(347,476)	(347,053)	(266,548)	-	-	-	(1,259,326)	(1,137,371)	(1,035,483)
Energy purchases	-	-	-	(1,374)	(1,240)	(2,260)	(393,265)	(166,195)	(87,544)	(165,039)	(195,204)	(247,838)	(94,180)	(96,281)	(26,106)	2,650	2,912	4,740	(651,208)	(456,008)	(359,008)
Fuel consumption	-	-	-	(4,074)	(72,647)	(60,313)	(70,470)	(73,718)	(94,128)	(30,789)	(69,912)	(96,207)	(123,975)	(145,879)	(143,594)	-	-	-	(229,308)	(362,156)	(394,242)
Transportation expenses	-	-	-	(7,389)	(3,687)	(1,349)	(26,226)	(20,268)	(19,041)	(128,296)	(106,375)	(98,613)	(91,718)	(72,252)	(66,589)	(2,650)	(2,912)	(4,740)	(256,279)	(205,494)	(190,332)
Other miscellaneous supplies and services	-	-	-	(12,552)	(10,476)	(12,956)	(198)	(8,462)	(34)	(72,178)	(62,134)	(48,652)	(37,603)	(32,641)	(30,259)	-	-	-	(122,531)	(113,713)	(91,901)

CONTRIBUTION MARGIN	-	-	-	274,382	218,972	247,138	339,556	303,820	266,376	763,486	718,241	698,176	382,937	331,713	402,277	-	-	214	1,760,361	1,572,746	1,614,181

Other work performed by the entity and capitalized	-	-	-	6,300	13,637	6,033	903	1,135	1,572	910	1,142	8,164	739	226	659	-	-	5,548	8,852	16,140	21,976
Employee benefits expense	-	-	-	(73,209)	(67,799)	(85,871)	(18,426)	(15,547)	(17,946)	(27,270)	(23,606)	(31,836)	(29,190)	(27,967)	(28,454)	-	-	(623)	(148,095)	(134,919)	(164,730)
Other expenses	-	-	-	(36,680)	(28,608)	(35,724)	(20,404)	(18,432)	(16,189)	(55,117)	(49,095)	(45,148)	(42,833)	(64,203)	(47,977)	-	-	(2,423)	(155,034)	(160,338)	(147,461)

GROSS OPERATING RESULT	-	-	-	170,793	136,202	131,576	301,629	270,976	233,813	682,009	646,682	629,356	311,653	239,769	326,505	-	-	-	1,466,084	1,293,629	1,323,966

Depreciation and amortization expense	-	-	-	(55,942)	(45,224)	(53,359)	(38,863)	(30,753)	(32,854)	(71,196)	(62,886)	(59,734)	(72,354)	(69,210)	(79,025)	-	-	-	(238,355)	(208,073)	(224,972)
Impairment (losses) reversals recognized in profit or loss	-	-	-	(28)	(51)	-	(725)	(580)	(20)	145	(33,540)	(167)	(10,626)	-	(7,185)	-	-	-	(11,234)	(34,171)	(7,372)

OPERATING INCOME	-	-	-	114,823	90,927	78,217	262,041	239,643	200,939	610,958	550,256	569,455	228,673	170,559	240,295	-	-	-	1,216,495	1,051,385	1,091,622

FINANCIAL RESULT	-	-	-	26,873	7,811	203,567	7,262	(759)	34,092	(119,198)	(145,270)	(60,899)	(9,688)	(10,356)	(25,037)	-	-	810	(94,751)	(148,574)	152,533
Financial income	-	-	-	49,282	34,950	115,248	24,201	15,493	15,547	9,160	15,273	5,073	6,143	3,028	1,483	(8,880)	(1,957)	(2,891)	79,906	66,787	134,460
Cash and cash equivalents	-	-	-	39,533	31,917	115,100	12,022	8,788	10,894	7,361	14,112	4,494	4,272	1,832	1,219	-	-	120	63,188	56,649	131,827
Other financial income	-	-	-	9,749	3,033	148	12,179	6,705	4,653	1,799	1,161	579	1,871	1,196	264	(8,880)	(1,957)	(3,011)	16,718	10,138	2,633
Financial costs	-	-	-	(51,507)	(60,727)	(61,677)	(19,284)	(17,230)	(17,811)	(128,201)	(161,273)	(67,336)	(13,968)	(12,075)	(18,687)	8,880	1,957	(1,765)	(204,080)	(249,348)	(167,276)
Bank borrowings	-	-	-	(89)	(2,123)	(8,154)	(3,075)	(577)	(440)	(9,755)	(16,467)	(13,130)	(993)	(5,069)	(6,495)	-	-	4,775	(13,912)	(24,236)	(23,444)
Secured and unsecured obligations	-	-	-	-	-	-	-	-	-	(106,116)	(135,420)	(109,136)	(2,481)	(4,230)	(4,792)	-	-	(9,551)	(108,597)	(139,650)	(123,479)
Other	-	-	-	(51,418)	(58,604)	(53,523)	(16,209)	(16,653)	(17,371)	(12,330)	(9,386)	54,930	(10,494)	(2,776)	(7,400)	8,880	1,957	3,011	(81,571)	(85,462)	(20,353)
Gains (losses) from indexed assets and liabilities	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Foreign currency exchange differences	-	-	-	29,098	33,588	149,996	2,345	978	36,356	(157)	730	1,364	(1,863)	(1,309)	(7,833)	-	-	5,466	29,423	33,987	185,349
Positive	-	-	-	68,622	79,263	287,630	20,108	25,341	67,850	3,320	3,882	2,865	14,109	32,753	3,376	(12,110)	(12,947)	(26,300)	94,049	128,292	335,421
Negative	-	-	-	(39,524)	(45,675)	(137,634)	(17,763)	(24,363)	(31,494)	(3,477)	(3,152)	(1,501)	(15,972)	(34,062)	(11,209)	12,110	12,947	31,766	(64,626)	(94,305)	(150,072)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	-	-	-	1,705	1,788	4,091	-	-	-	-	-	-	-	-	-	-	-	-	1,705	1,788	4,091
Other gains (losses)	-	-	-	101	(99)	(655)	-	-	-	330	70	(169)	2,382	28,376	221	-	-	-	2,813	28,347	(603)
Gain (loss) from other investments	-	-	-	96	-	-	-	-	-	0	-	-	17	-	-	-	-	-	113	-	-
Gain (loss) from the sale of assets	-	-	-	5	(99)	(655)	-	-	-	330	70	(169)	2,365	28,376	221	-	-	-	2,700	28,347	(603)

Income before tax	-	-	-	143,502	100,427	285,220	269,303	238,884	235,031	492,090	405,056	508,387	221,367	188,579	215,479	-	-	810	1,126,262	932,946	1,247,643

Income tax	-	-	-	(8,618)	(34,156)	(119,917)	(90,718)	(83,272)	(81,268)	(191,743)	(158,133)	(184,738)	(68,520)	(93,121)	(64,640)	-	-	(62,038)	(359,599)	(368,682)	(512,601)

Net income from continuing operations	-	-	-	134,884	66,271	165,303	178,585	155,612	153,763	300,347	246,923	323,649	152,847	95,458	150,839	-	-	(61,228)	766,663	564,264	735,042
Income from discontinued operations	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
NET INCOME	-	-	-	134,884	66,271	165,303	178,585	155,612	153,763	300,347	246,923	323,649	152,847	95,458	150,839	-	-	(61,228)	766,663	564,264	735,042

Country	Chile ( Holdings y Others)			Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$

Net cash flows from (used in) operating activities	-	218,464	689,525	140,035	64,075	162,102	247,841	229,293	181,725	511,544	520,340	388,784	195,690	271,229	260,076	-	(73)	(3,998)	1,095,110	1,303,328	1,678,214
Net cash flows from (used in) investing activities	-	(67,239)	(201,940)	(20,172)	(34,031)	(120,123)	(454,441)	(26,028)	(7,043)	(127,976)	(110,432)	(243,424)	(283,782)	40,712	(86,304)	-	-	(174,634)	(886,371)	(197,018)	(833,468)
Net cash flows from (used in) financing activities	-	(225,540)	(490,003)	(17,305)	13,374	(30,843)	264,451	(160,599)	(244,080)	(413,466)	(301,913)	(396,892)	(162,923)	(123,623)	(234,999)	-	-	178,516	(329,243)	(798,301)	(1,218,301)

The Holdings, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

b)	Distribution

Line of business	Distribution
Country	Chile			Argentina			Brazil			Colombia			Peru			Holdings, eliminations and others			Total
ASSETS	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS	-	-	1,505,236	396,740	378,240	269,575	1,958,520	1,014,800	919,994	402,852	411,323	292,262	169,383	197,936	163,867	-	(2,994)	(6,221)	2,927,495	1,999,305	3,144,713
Cash and cash equivalents	-	-	15,060	101,615	154,626	34,732	220,764	128,761	48,290	174,282	205,864	126,714	79,953	67,388	20,865	-	-	-	576,614	556,639	245,661
Other current financial assets	-	-	266	412	1,502	977	9,531	50,687	46,812	16,232	77	63	-	-	-	-	-	-	26,175	52,266	48,118
Other current non-financial assets	-	-	-	7,365	4,955	1,776	139,197	100,707	92,878	3,488	4,048	2,693	3,882	4,864	4,146	-	-	-	153,932	114,574	101,493
Trade and other current receivables	-	-	-	268,542	203,070	175,542	1,443,683	724,459	716,125	171,876	170,280	139,581	73,132	108,073	98,405	-	(1)	74	1,957,233	1,205,881	1,129,727
Current accounts receivable from related parties	-	-	11,559	1,324	1,185	338	990	779	2,203	5,554	4,081	3,984	1,674	8,475	27,181	-	(2,993)	(6,292)	9,542	11,527	38,973
Inventories	-	-	-	17,482	12,902	52,721	134,064	1,194	949	31,420	26,973	19,227	10,742	9,008	13,260	-	-	-	193,708	50,077	86,157
Current tax assets	-	-	608	-	-	3,489	10,291	8,213	12,737	-	-	-	-	128	10	-	-	-	10,291	8,341	16,844

Non-current assets or disposal groups held for sale or held for distribution to owners	-	-	1,477,743	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(3)	-	-	1,477,740

NON-CURRENT ASSETS	-	-	650,625	830,423	666,195	624,384	5,849,860	3,132,310	2,341,167	1,668,748	1,493,807	1,193,780	1,156,085	1,045,207	951,698	-	-	-	9,505,116	6,337,519	5,761,654
Other non-current financial assets	-	-	-	27	503	31	1,325,445	1,026,870	688,378	9	14	5	-	-	-	-	-	-	1,325,481	1,027,387	688,414
Other non-current non-financial assets	-	-	-	312	375	460	439,271	88,436	73,395	4,675	4,066	3,228	-	-	-	-	-	-	444,258	92,877	77,083
Trade and other non-current receivables	-	-	-	9,894	1,864	8,742	260,691	74,844	104,337	31,183	23,284	11,089	-	-	-	-	-	-	301,768	99,992	124,168
Non-current accounts receivable from related parties	-	-	-	255	360	501	-	-	-	-	-	-	-	-	-	-	-	-	255	360	501
Investments accounted for using the equity method	-	-	650,567	14	17	21	-	-	-	10	9	41,537	-	-	-	-	-	-	24	26	692,125
Intangible assets other than goodwill	-	-	-	17,602	7,730	2,614	3,533,935	1,683,978	1,274,887	52,986	39,520	23,132	20,270	16,967	13,837	-	-	-	3,624,793	1,748,195	1,314,470
Goodwill	-	-	-	-	-	-	129,200	131,374	108,008	-	-	-	-	-	-	-	-	-	129,200	131,374	108,008
Property, plant and equipment	-	-	-	751,700	655,346	612,015	44,132	22,274	29,515	1,579,885	1,422,244	1,104,409	1,135,815	1,028,240	937,861	-	-	-	3,511,532	3,128,104	2,683,800
Investment properties	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Deferred tax assets	-	-	58	50,619	-	-	117,186	104,534	62,647	-	4,670	10,380	-	-	-	-	-	-	167,805	109,204	73,085

TOTAL ASSETS	-	-	2,155,861	1,227,163	1,044,435	893,959	7,808,380	4,147,110	3,261,161	2,071,600	1,905,130	1,486,042	1,325,468	1,243,143	1,115,565	-	(2,994)	(6,221)	12,432,611	8,336,824	8,906,367

Line of business	Distribution
Country	Chile			Argentina			Brazil			Colombia			Peru			Holdings, eliminations and others			Total
LIABILITIES AND EQUITY	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES	-	-	588,668	919,538	742,583	607,793	2,042,695	1,060,975	778,424	547,781	548,849	348,866	299,001	275,171	271,122	-	(2,994)	(6,221)	3,809,015	2,624,584	2,588,652
Other current financial liabilities	-	-	131	-	-	741	299,790	307,181	189,683	112,159	150,965	49,277	57,279	52,412	50,421	-	-	-	469,228	510,558	290,253
Trade and other current payables	-	-	414	754,987	650,715	566,755	1,446,134	640,541	539,801	376,721	330,914	238,671	140,045	135,060	114,684	-	-	-	2,717,887	1,757,230	1,460,325
Current accounts payable to related parties	-	-	896	3,755	2,416	1,679	286,177	111,451	45,921	25,303	26,092	22,555	65,585	32,266	36,741	-	(2,994)	(6,221)	380,820	169,231	101,571
Other current provisions		-	5	150,498	88,375	38,618	10,594	1,802	3,019	2,839	9,026	7,577	14,854	14,757	15,386	-	-	-	178,785	113,960	64,605
Current tax liabilities		-	-	10,298	1,077	-	-	-	-	30,612	31,457	30,175	2,402	-	3,855	-	-	-	43,312	32,534	34,030
Current provisions for employee benefits		-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other current non-financial liabilities		-	-	-	-	-	-	-	-	147	395	611	18,836	40,676	50,035	-	-	-	18,983	41,071	50,646

Liabilities associated with assets or disposal groups held for sale or distribution to owners	-	-	587,222	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	587,222

NON-CURRENT LIABILITIES	-	-	422	298,112	299,166	246,376	2,699,977	1,469,229	1,172,623	636,504	510,364	397,009	440,183	442,112	379,948	-	-	-	4,074,776	2,720,871	2,196,378
Other non-current financial liabilities	-	-	-	-	-	-	1,109,949	663,655	593,582	503,229	387,951	325,070	382,166	384,146	325,149	-	-	-	1,995,344	1,435,752	1,243,801
Trade and other non-current payables	-	-	-	253,113	265,994	217,984	629,388	65,903	32,180	-	-	-	294	242	523	-	-	-	882,795	332,139	250,687
Non-current accounts payable to related parties	-	-	-	-	-	-	54,016	314,577	221,329	-	-	-	-	-	-	-	-	-	54,016	314,577	221,329
Other long-term provisions	-	-	-	21,826	17,795	14,848	558,465	242,640	179,400	16,768	9,127	4,995	489	460	443	-	-	-	597,548	270,022	199,686
Deferred tax liabilites	-	-	-	-	-	-	121,112	1,336	-	6,582	-	-	52,263	52,551	49,201	-	-	-	179,957	53,887	49,201
Non-current provisions for employee benefits	-	-	422	20,776	14,563	13,544	227,047	181,118	146,132	98,843	103,574	66,944	3,005	2,783	2,658	-	-	-	349,671	302,038	229,700
Other non-current non-financial liabilities	-	-	-	2,397	814	-	-	-	-	11,082	9,712	-	1,966	1,930	1,974	-	-	-	15,445	12,456	1,974

EQUITY	-	-	1,566,771	9,513	2,686	39,790	3,065,708	1,616,906	1,310,114	887,315	845,917	740,167	586,284	525,860	464,495	-	-	-	4,548,820	2,991,369	4,121,337
Equity attributable to shareholders of Enel Américas	-	-	1,566,771	9,513	2,686	39,790	3,065,708	1,616,906	1,310,114	887,315	845,917	740,167	586,284	525,860	464,495	-	-	-	4,548,820	2,991,369	4,121,337
Issued capital	-	-	518,093	44,904	53,978	66,269	2,346,393	568,832	439,395	4,518	4,481	4,159	-	216,044	183,996	-	-	-	2,395,815	843,335	1,211,912
Retained earnings	-	-	1,725,028	(37,196)	(53,463)	(29,145)	(1,330,578)	92,006	115,615	161,435	134,166	147,502	203,281	23,436	33,102	-	-	-	(1,003,058)	196,145	1,992,102
Share premium	-	-	797	-	-	-	-	-	-	63,832	63,307	4,198	-	-	-	-	-	-	63,832	63,307	4,995
Treasury shares	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other equity interests	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other reserves	-	-	(677,147)	1,805	2,171	2,666	2,049,893	956,068	755,104	657,530	643,963	584,308	383,003	286,380	247,397	-	-	-	3,092,231	1,888,582	912,328

Non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-

TOTAL LIABILITIES AND EQUITY	-	-	2,155,861	1,227,163	1,044,435	893,959	7,808,380	4,147,110	3,261,161	2,071,600	1,905,130	1,486,042	1,325,468	1,243,143	1,115,565	-	(2,994)	(6,221)	12,432,611	8,336,824	8,906,367

The Holdings, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business	Distribution
Country	Chile ( Holdings y Others)			Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENTS OF PROIT (LOSS)	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$
REVENUE AND OTHER OPERATING INCOME	-	-	-	1,276,849	982,122	927,654	4,651,307	2,490,631	2,805,616	1,542,994	1,366,350	1,350,930	884,291	865,430	858,466	-	-	-	8,355,441	5,704,533	5,942,666
Revenues	-	-	-	1,247,189	939,610	425,341	3,837,369	2,032,870	2,453,264	1,532,711	1,358,209	1,339,446	879,433	861,275	854,663	-	-	-	7,496,702	5,191,964	5,072,714
Energy sales	-	-	-	1,191,575	878,062	398,731	3,486,144	1,893,471	2,306,095	1,269,669	1,127,793	1,104,448	818,829	809,474	806,542	-	-	-	6,766,217	4,708,800	4,615,816
Other sales	-	-	-	194	206	703	1,855	2,107	24,551	1,166	162	332	490	804	4,234	-	-	-	3,705	3,279	29,820
Other services rendered	-	-	-	55,420	61,342	25,907	349,370	137,292	122,618	261,876	230,254	234,666	60,114	50,997	43,887	-	-	-	726,780	479,885	427,078
Other operating income	-	-	-	29,660	42,512	502,313	813,938	457,761	352,352	10,283	8,141	11,484	4,858	4,155	3,803	-	-	-	858,739	512,569	869,952

RAW MATERIALS AND CONSUMABLES USED	-	-	-	(740,418)	(448,621)	(240,393)	(3,361,899)	(1,689,265)	(2,117,565)	(872,528)	(787,177)	(764,568)	(583,784)	(584,948)	(578,905)	-	-	-	(5,558,629)	(3,510,011)	(3,701,431)
Energy purchases	-	-	-	(617,960)	(395,267)	(237,681)	(2,281,798)	(1,158,531)	(1,632,001)	(632,783)	(587,454)	(574,219)	(549,326)	(550,433)	(537,026)	-	-	-	(4,081,867)	(2,691,685)	(2,980,927)
Fuel consumption	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Transportation expenses	-	-	-	(8,537)	(1,202)	(1,101)	(258,156)	(94,069)	(97,015)	(160,406)	(133,050)	(126,523)	-	-	-	-	-	-	(427,099)	(228,321)	(224,639)
Other miscellaneous supplies and services	-	-	-	(113,921)	(52,152)	(1,611)	(821,945)	(436,665)	(388,549)	(79,339)	(66,673)	(63,826)	(34,458)	(34,515)	(41,879)	-	-	-	(1,049,663)	(590,005)	(495,865)

CONTRIBUTION MARGIN	-	-	-	536,431	533,501	687,261	1,289,408	801,366	688,051	670,466	579,173	586,362	300,507	280,482	279,561	-	-	-	2,796,812	2,194,522	2,241,235

Other work performed by the entity and capitalized	-	-	-	69,437	40,174	53,002	68,186	24,407	13,955	18,476	11,955	6,794	8,235	6,666	6,540	-	-	-	164,334	83,202	80,291
Employee benefits expense	-	-	-	(297,520)	(262,559)	(346,323)	(269,029)	(110,570)	(121,324)	(61,974)	(52,698)	(56,117)	(34,482)	(34,587)	(34,212)	-	-	(567)	(663,005)	(460,414)	(558,543)
Other expenses	-	-	-	(150,619)	(139,339)	(211,733)	(439,809)	(300,598)	(229,178)	(106,038)	(85,628)	(86,238)	(44,194)	(41,413)	(40,532)	-	-	(1,546)	(740,660)	(566,978)	(569,227)

GROSS OPERATING RESULT	-	-	-	157,729	171,777	182,207	648,756	414,605	351,504	520,930	452,802	450,801	230,066	211,148	211,357	-	-	(2,113)	1,557,481	1,250,332	1,193,756

Depreciation and amortization expense	-	-	-	(22,411)	(16,716)	(20,207)	(231,358)	(117,594)	(109,754)	(106,158)	(86,553)	(90,842)	(50,297)	(44,688)	(44,408)	-	-	-	(410,224)	(265,551)	(265,211)
Impairment (losses) reversals recognized in profit or loss	-	-	-	15,633	(13,637)	(3,496)	(75,174)	(98,646)	(47,259)	(3,107)	(1,991)	(123)	(5,510)	(2,054)	(2,442)	-	-	-	(68,158)	(116,328)	(53,320)

OPERATING INCOME	-	-	-	150,951	141,424	158,504	342,224	198,365	194,491	411,665	364,258	359,836	174,259	164,406	164,507	-	-	(2,113)	1,079,099	868,453	875,225

FINANCIAL RESULT	-	-	-	(176,791)	(162,045)	(6,022)	(250,354)	(148,927)	(74,214)	(55,757)	(51,858)	(41,943)	(24,279)	(24,404)	(25,619)	-	-	(1,704)	(507,181)	(387,234)	(149,502)
Financial income	-	-	-	34,724	27,124	99,514	137,208	115,858	155,910	10,271	8,756	10,303	5,031	4,448	4,920	-	-	362	187,234	156,186	271,009
Cash and cash equivalents	-	-	-	18,799	19,204	1,990	3,869	14,305	4,468	5,935	5,903	5,273	2,982	1,064	1,362	-	-	362	31,585	40,476	13,455
Other financial income	-	-	-	15,925	7,920	97,524	133,339	101,553	151,442	4,336	2,853	5,030	2,049	3,384	3,558	-	-	-	155,649	115,710	257,554
Financial costs	-	-	-	(213,931)	(187,941)	(108,217)	(377,095)	(271,077)	(229,200)	(65,385)	(60,318)	(53,113)	(29,667)	(29,208)	(29,470)	-	-	(723)	(686,078)	(548,544)	(420,723)
Bank borrowings	-	-	-	(47)	(2,123)	(1,668)	(62,079)	(48,772)	(26,681)	(15,335)	(8,258)	-	(6,122)	1,063	(2,879)	-	-	-	(83,583)	(58,090)	(31,228)
Secured and unsecured obligations	-	-	-	-	-	-	(35,259)	(58,202)	(75,560)	(32,353)	(41,574)	(40,788)	(13,651)	-	(22,070)	-	-	-	(81,263)	(99,776)	(138,418)
Other	-	-	-	(213,884)	(185,818)	(106,549)	(279,757)	(164,103)	(126,959)	(17,697)	(10,486)	(12,325)	(9,894)	(30,271)	(4,521)	-	-	(725)	(521,232)	(390,678)	(251,079)
Gains (losses) from indexed assets and liabilities	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	2	-	-	2
Foreign currency exchange differences	-	-	-	2,416	(1,228)	2,681	(10,467)	6,292	(924)	(643)	(296)	867	357	356	(1,069)	-	-	(1,343)	(8,337)	5,124	212
Positive	-	-	-	3,560	1,766	6,285	18,721	34,044	2,741	1,115	2,339	2,380	2,141	3,334	1,492	-	-	1,669	25,537	41,483	14,567
Negative	-	-	-	(1,144)	(2,994)	(3,604)	(29,188)	(27,752)	(3,665)	(1,758)	(2,635)	(1,513)	(1,784)	(2,978)	(2,561)	-	-	(3,012)	(33,874)	(36,359)	(14,355)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	-	-		-	-	53	-	-	-	-	1,443	1,149	-	-	-	-	-	-	-	1,443	1,202
Other gains (losses)	-	-	-	128	56	173	954	(1,232)	(10,323)	145	(15,071)	(196)	1,305	32	920	-	-	-	2,532	(16,215)	(9,426)
Gain (loss) from other investments	-	-	-	72	56	-	0	-	-	0	(13,760)	-	0	-	-	-	-	-	72	(13,704)	-
Gain (loss) from the sale of assets	-	-	-	56	-	173	954	(1,232)	(10,323)	145	(1,311)	(196)	1,305	32	920	-	-	-	2,460	(2,511)	(9,426)

Income before tax	-	-	-	(25,712)	(20,565)	152,708	92,824	48,206	109,954	356,053	298,772	318,846	151,285	140,034	139,808	-	-	(3,817)	574,450	466,447	717,499

Income tax	-	-	-	36,981	(10,267)	(708)	23,851	2,618	(16,571)	(144,932)	(134,584)	(129,650)	(46,154)	(48,535)	(42,652)	-	-	(17,151)	(130,254)	(190,768)	(206,732)

Net income from continuing operations	-	-	-	11,269	(30,832)	152,000	116,675	50,824	93,383	211,121	164,188	189,196	105,131	91,499	97,156	-	-	(20,968)	444,196	275,679	510,767
Income from discontinued operations	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-			-	-	-	-
NET INCOME	-	-	-	11,269	(30,832)	152,000	116,675	50,824	93,383	211,121	164,188	189,196	105,131	91,499	97,156	-	-	(20,968)	444,196	275,679	510,767

Line of Business	Chile ( Holdings y Others)			Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$

Net cash flows from (used in) operating activities	-	5,895	293,366	69,724	264,533	372,162	186,215	572,727	252,987	386,853	353,771	359,412	141,431	175,728	166,663	-	-	(281)	784,223	1,372,654	1,444,309
Net cash flows from (used in) investing activities	-	(3,018)	(98,059)	(102,586)	(123,187)	(318,908)	(667,942)	(367,158)	(411,974)	(262,574)	(207,825)	(171,926)	(89,334)	(99,451)	(174,448)	-	-	(27,374)	(1,122,436)	(800,639)	(1,202,689)
Net cash flows from (used in) financing activities	-	(45,945)	(162,752)	(48)	(782)	(12,478)	576,686	(149,062)	119,640	(161,966)	(70,396)	(252,994)	(52,807)	(30,516)	(63,111)	-	-	27,657	361,865	(296,701)	(344,038)

The Holdings, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.